Semiannual Report - Financial Statements

T. Rowe Price

Tax-Efficient
Multi-Cap
Growth Fund

August 31, 2002


T. Rowe Price Tax-Efficient Multi-Cap Growth FundUnaudited
--------------------------------------------------------------------------------

Financial Highlights            For a share outstanding throughout each period
--------------------------------------------------------------------------------


                                  6 Months            Year             12/29/00
                                  Ended              Ended              Through
                                  8/31/02          2/28/02              2/28/01
--------------------------------------------------------------------------------

NET ASSET VALUE

Beginning of period                8.60               9.25           10.00

Investment activities

  Net investment
  income (loss)                   (0.08)             (0.06)          (0.01)*

  Net realized and
  unrealized gain (loss)          (1.54)             (0.59)          (0.74)

  Total from
  investment activities           (1.62)             (0.65)          (0.75)

NET ASSET VALUE

End of period                $     6.98         $     8.60      $     9.25
                             ---------------------------------------------------

Ratios/Supplemental Data
Total return^                    (18.84)%*           (7.03)          (7.50)%*

Ratio of total
expenses to
average net
assets                            1.25%*!             1.25%        1.25%*!

Ratio of net
investment
income (loss)
to average
net assets                        (0.80)%*!          (0.78)      (0.60)%*!

Portfolio
turnover rate                     27.1%!              15.4%         10.4%!

Net assets,
end of period
(in thousands)                    17,289            19,256          14,253
--------------------------------------------------------------------------------

^ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.

* Excludes expenses in excess of a 1.25% voluntary expense limitation in effect through 2/28/04.

! Annualized The accompanying notes are an integral part of these financial statements.


T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Unaudited                                                       August 31, 2002


Portfolio of Investments                               Shares            Value
--------------------------------------------------------------------------------
                                                             In thousands

Common Stocks  100.4%

CONSUMER DISCRETIONARY  23.9%

Automobiles  0.6%

Harley-Davidson                                      2,000           $       98

                                                                             98

Hotels, Restaurants & Leisure  1.6%

Carnival (misc. symbol)                              2,100                   51

Marriott, Class A                                    1,200                   39

Starbucks *                                          7,100                  143

The Cheesecake Factory *                             1,600                   46

                                                                            279

Internet & Catalog Retail  0.6%

e-Bay *(misc. symbol)                                1,700                   96

                                                                             96

Leisure Equipment & Products  0.5%

Mattel                                               4,100                   80

                                                                             80

Media  11.3%

Catalina Marketing *                                 2,800                   88

Cox Radio,
Class A *(misc. symbol)                              4,200                  101

Dow Jones                                            1,700                   72

Emmis Broadcasting,
Class A *(misc. symbol)                              4,200                   66

Entercom Communications *                            2,300                  101

Harte-Hanks                                          3,900                   80

Hispanic Broadcasting *                              3,500                   68

Interpublic
Group (misc. symbol)                                 4,124                   75

Lamar Advertising,
Class A *(misc. symbol)                              2,700                   86

McGraw-Hill                                          2,100                  133

Meredith                                             4,000                  158

Omnicom (misc. symbol)                               3,100                  188

Radio One *(misc. symbol)                            7,100                  112

Regent
Communications *(misc. symbol)                      14,900                   79

Salem Communications, Class A *                      4,900                  112

Spanish Broadcasting, Class A *                     15,000                  106

Univision Communications,
Class A *(misc. symbol)                              5,200                  121

Westwood One *                                       3,100                  108

WPP Group ADR (misc. symbol)                         2,900                  107

                                                                          1,961

Multiline Retail  2.6%

Costco Wholesale *                                   1,700                   57

Dollar General (misc. symbol)                        8,500                  127

Dollar Tree Stores *                                 5,600                  138

Family Dollar Stores                                 4,800                  137

                                                                            459

Specialty Retail  4.7%

Bed Bath & Beyond *                                  3,800                  122

CDW Computer
Centers *(misc. symbol)                              1,800                   77

Men's Wearhouse *(misc. symbol)                      3,200                   61

Ross Stores                                          3,200                  116

Staples *                                            5,500                   76

Tiffany                                              5,600                  139

TJX (misc. symbol)                                   3,800                   75

Williams-Sonoma *                                    6,400                  147

                                                                            813

Textiles, Apparel, & Luxury Goods  2.0%

Coach *(misc. symbol)                                5,600                  138

Gucci                                                1,200                  108

Nike, Class B                                        2,200                   95

                                                                            341

Total Consumer Discretionary                                              4,127


CONSUMER STAPLES  2.7%

Food & Drug Retailing                                                       1.0%

CVS                                                  3,400                  100

Sysco                                                2,800                   79

                                                                            179

Food Products  1.7%

Delta Pine & Land                                    3,900                   71

Hershey Foods (misc. symbol)                         1,300                   99

Tootsie Roll Industries                              1,000                   34

Wrigley                                              1,600                   81

                                                                            285

Total Consumer Staples                                                      464


FINANCIALS  19.4%

Banks  4.1%

Boston Private
Financial (misc. symbol)                             4,300                   99

City National                                        1,600                   87

Community First Bankshares                           2,800                   76

Investor's Financial Services                        2,700                   81

Northern Trust                                       3,200                  137



Silicon Valley
Bancshares *(misc. symbol)                           2,700                   61

Synovus Financial                                    4,100                   99

UCBH Holdings (misc. symbol)                         1,800                   69

                                                                            709


Diversified Financials  8.4%

A.G. Edwards (misc. symbol)                          1,700                   64

AMVESCAP ADR                                         6,600                   93

Charles Schwab (misc. symbol)                       11,500                  106

Eaton Vance                                          3,600                  104

Federated Investors, Class B                         2,500                   73

Franklin Resources (misc. symbol)                    4,000                  140

Investment Technology Group *                        3,099                  105


LaBranche & Co. *(misc. symbol)                      2,800                   62

Legg Mason (misc. symbol)                            1,700                   82

Moody's (misc. symbol)                               3,800                  184

Neuberger Berman                                     3,200                  101

Raymond James Financial                              2,000                   56

SEI (misc. symbol)                                   1,200                   35

SLM Corporation (misc. symbol)                       1,400                  128

State Street                                         1,800                   78

Waddell & Reed Financial,
Class A                                              1,900                   36

                                                                          1,447

Insurance  6.0%

AFLAC                                                3,600                  110

AMBAC (misc. symbol)                                 2,100                  121

Arthur J. Gallagher                                  2,500                   72

Brown and Brown                                      3,400                  100

MBIA                                                 2,050                   94

MGIC Investment (misc. symbol)                       1,300                   78

PMI Group                                            2,400                   81

Progressive Corporation                              1,700                   91

Radian
Group (misc. symbol)                                 2,200                   96

Triad Guaranty,*                                     2,100                   92

Willis Group Holdings*                               3,400                  107

                                                                          1,042

Real Estate  0.9%

Jones Lang
Lasalle *(misc. symbol)                              4,200                   89

ProLogis Trust
REIT (misc. symbol)                                    736                   18

Trammell Crow *                                      4,700                   47

                                                                            154

Total Financials                                                          3,352


HEALTH CARE  16.0%

Biotechnology  2.5%

Abgenix *(misc. symbol)                              5,500                   43

Amgen *                                                616                   28

Gilead
Sciences *(misc. symbol)                             4,000                  128

Human Genome
Sciences *(misc. symbol)                             1,000                   15

IDEC
Pharmaceuticals *(misc. symbol)                      2,000                   80

MedImmune *                                            600                   15

Techne *(misc. symbol)                               3,000                   85

Vertex
Pharmaceuticals *(misc. symbol)                      2,200                   44

                                                                            438


Health Care Equipment & Supplies  5.1%

Applied Biosystems
Group - Applera (misc. symbol)                         700                   14

ArthroCare *(misc. symbol)                           3,700                   50

Biomet                                               3,850                  104

Dentsply International                               2,400                   95

Guidant *                                            3,000                  110

Invitrogen *                                         2,500                   89

ResMed *(misc. symbol)                               1,400                   44

St. Jude Medical *                                   2,800                  104

Stryker                                              1,800                  102

Waters Corporation *                                 2,600                   65

Zimmer Holdings *                                    2,800                  103

                                                                            880

Health Care Providers & Services  6.7%

AmerisourceBergen (misc. symbol)                     1,400                  102

Anthem *(misc. symbol)                               1,900                  120

Express Scripts,
Class A *(misc. symbol)                              2,000                   96

Henry Schein *(misc. symbol)                         2,000                  100

IMS Health                                           4,600                   80

Laboratory Corporation
of America *                                         1,600                   50

Lincare Holdings *                                   2,400                   77

McKesson HBOC                                        3,200                  107

Patterson
Dental *(misc. symbol)                               2,400                  114

Quest
Diagnostics *(misc. symbol)                          1,500                   84

Renal Care Group *                                   1,800                   59

Wellpoint Health Networks *                          2,400                  179

                                                                          1,168

Pharmaceuticals  1.7%

Allergan                                             1,800                  106

Forest Laboratories *                                1,400                  102

Shire Pharmaceuticals ADR *                          2,700                   79

                                                                            287

Total Health Care                                                         2,773


INDUSTRIALS & BUSINESS SERVICES  17.1%

Aerospace & Defense  0.6%

Rockwell Collins                                     5,000                  106

                                                                            106

Air Freight & Logistics                                                     1.6%

C.H. Robinson Worldwide                              2,900                   80

Expeditors International
of Washington                                        5,200                  137

UTi Worldwide                                        4,200                   70

                                                                            287

Commercial
Services & Supplies  11.6%

Apollo Group,
Class A *(misc. symbol)                              4,050                  169

Avery Dennison (misc. symbol)                        1,100                   69

BISYS Group *                                        5,600                  143

Career Education *                                   1,500                   68

Certegy *                                            3,100                  102

Choicepoint *                                        3,400                  146

Cintas (misc. symbol)                                3,400                  150

Concord EFS *                                        6,000                  123

Devry *                                              1,800                   32

DST Systems *                                          800                   27

Education
Management *(misc. symbol)                           2,600                  107

Equifax                                              3,000                   70

Factset Research
Systems (misc. symbol)                               1,100                   27

Fiserv *                                             3,600                  133

Iron Mountain *(misc. symbol)                        3,600                  100

ITT Educational Services *                           3,800                   69

Manpower (misc. symbol)                              3,200                  106

Paychex                                              3,600                   84

Robert Half
International *(misc. symbol)                        7,000                  121

Sabre Holdings, Class A *                            1,100                   30

Valassis
Communications *(misc. symbol)                       2,100                   79

Viad                                                 2,100                   47

                                                                          2,002

Industrial Conglomerates  0.6%

Roper Industries                                     2,800                   97

                                                                             97

Machinery                                                                   2.7%

Cuno *                                               2,300                   74

Danaher                                              1,100                   66

Donaldson                                            2,300                   87

Dover                                                1,000                   29

IDEX                                                 1,900                   59

ITT Industries                                       1,400                   95

Kaydon                                               2,400                   51

                                                                            461

Total Industrials & Business Services                                     2,953


INFORMATION TECHNOLOGY  19.7%

Communications Equipment  0.6%

Brocade Communications
Systems *(misc. symbol)                              2,600                   38

JDS Uniphase *(misc. symbol)                        13,500                   36

Plantronics *(misc. symbol)                          1,700                   31

                                                                            105

Computers & Peripherals  0.9%

Lexmark International,
Class A *                                            2,500                  118

Network
Appliance *(misc. symbol)                            5,000                   48

                                                                            166

Electronic Equipment & Instruments  2.2%

Celestica *(misc. symbol)                            3,100                   71

Jabil Circuit *(misc. symbol)                        2,500                   47

Littelfuse *                                         2,700                   54

Millipore (misc. symbol)                             1,000                   35

Molex, Class A (misc. symbol)                        3,400                   87

Newport *                                            1,300                   20

Symbol Technologies (misc. symbol)                   3,300                   30

Technitrol                                           1,800                   36

                                                                            380

Internet Software & Services  1.8%

Check Point Software
Technologies *(misc. symbol)                         3,500                   59

Internet Security Systems *(misc. symbol)            2,900                   44

USA Interactive *(misc. symbol)                      5,500                  118

VeriSign *                                           6,000                   43

Webex Communications *(misc. symbol)                 3,000                   44

                                                                            308

IT Consulting & Services  1.4%

Affiliated Computer Services,
Class A *(misc. symbol)                              2,400                  107

SunGard Data Systems *                               5,200                  128

                                                                            235

Semiconductor Equipment & Products  7.7%

Altera *                                            13,300                  143

Analog Devices *                                     4,200                  101

Applied Micro Circuits *                             5,000                   19

ASM Lithography *(misc. symbol)                      5,100                   52

Broadcom, Class A *                                  2,900                   48

Cabot Microelectronics *(misc. symbol)                 500                   21

Intersil Holding, Class A *                          3,600                   61

KLA-Tencor *(misc. symbol)                           2,200                   72

Lam Research *(misc. symbol)                         3,200                   37

Linear Technology (misc. symbol)                     5,900                  155

Marvell Technology Group *(misc. symbol)             1,900                   36

Maxim Integrated Products *                          5,063                  160

Micrel *(misc. symbol)                                 600                    7

Microchip Technology *                               4,500                   95

National Semiconductor *                             3,200                   51

Novellus Systems *                                   1,400                   34

NVIDIA *(misc. symbol)                               1,800                   18

QLogic *(misc. symbol)                                 500                   17

Semtech *                                            5,600                   74

Xilinx *(misc. symbol)                               6,800                  132

                                                                          1,333

Software  5.1%

Adobe Systems                                        2,000                   40

BEA Systems *                                        1,100                    7

BMC Software *                                       5,000                   69

Cadence Design Systems *                             1,900                   26

Computer Associates                                  7,900                   88

Electronic Arts *(misc. symbol)                      2,200                  139

Intuit *                                             4,000                  179

Mercury Interactive *                                3,400                   86

National Instruments *(misc. symbol)                   300                    8

NetIQ *(misc. symbol)                                  960                   19

Network Associates *(misc. symbol)                   3,100                   40

Siebel Systems *(misc. symbol)                       2,000                   17

Symantec *(misc. symbol)                             3,800                  109

Synopsys *                                             800                   35

VERITAS Software *                                   1,000                   16

                                                                            878

Total Information Technology                                              3,405


MATERIALS  1.6%

Chemicals  1.6%

Ecolab (misc. symbol)                                3,300                  149

Symyx Technologies *                                   800                    8

Valspar                                              3,000                  121

Total Materials                                                             278

Total Common Stocks (Cost $17,723)                                       17,352


Short-Term Investments  2.5%

Money Market Fund  2.5%

T. Rowe Price Reserve
Investment Fund, 1.88% #                           431,076                  431

Total Short-Term
Investments (Cost $431)                                                     431

Total Investments in Securities

102.9% of Net Assets (Cost $18,154)                                      17,783

Other Assets Less Liabilities                                              (494)

NET ASSETS                                                           $   17,289
                                                                     ----------


             # Seven-day yield

             * Non-income producing

(misc. symbol) All or a portion of this security is on loan at August 31,
               2002 - See Note 2

           ADR American Depository Receipts

          REIT Real Estate Investment Trust


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------


T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Unaudited                                                       August 31, 2002

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands

Assets

Investments in securities,
at value (cost $18,154)                                    $   17,783

Securities lending collateral                                   4,267

Other assets                                                      164

Total assets                                                   22,214

Liabilities

Obligation to return securities
lending collateral                                              4,267

Other liabilities                                                 658

Total liabilities                                               4,925

NET ASSETS                                                 $   17,289
                                                           ----------



Net Assets Consist of:
Undistributed net investment
income (loss)                                                     (79)

Undistributed net
realized gain (loss)                                           (5,700)

Net unrealized
gain (loss)                                                      (371)

Paid-in-capital applicable
to 2,477,054 shares of
$0.0001 par value capital
stock outstanding;
1,000,000,000 shares of
the Corporation authorized                                     23,439

NET ASSETS                                                 $   17,289
                                                           ----------

NET ASSET VALUE PER SHARE                                  $     6.98
                                                           ----------


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
Unaudited

Statement of Operations
In thousands

                                                             6 Months
                                                                Ended
                                                              8/31/02
--------------------------------------------------------------------------------

Investment Income (Loss)
Income

  Dividend                                                 $       36

  Securities lending                                                7

  Interest                                                          1

  Total income                                                     44

Expenses

  Custody and accounting                                           47

  Prospectus and shareholder reports                               21

  Shareholder servicing                                            20

  Registration                                                     12

  Investment management                                            10

  Legal and audit                                                   7

  Directors                                                         3

  Proxy and annual meeting                                          1

  Miscellaneous                                                     2

  Total expenses                                                  123

Net investment income (loss)                                      (79)

Realized and Unrealized
Gain (Loss)

Net realized gain
(loss) on securities                                           (2,687)

Change in net unrealized
gain (loss) on securities                                      (1,249)

Net realized and unrealized
gain (loss)                                                    (3,936)

INCREASE (DECREASE) IN NET

ASSETS FROM OPERATIONS                                      $  (4,015)
                                                            ---------


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Unaudited

Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands

                                                  6 Months                 Year
                                                     Ended                Ended
                                                   8/31/02              2/28/02
--------------------------------------------------------------------------------
Increase (Decrease) in Net Assets

Operations

  Net investment
  income (loss)                                  $     (79)           $    (133)

  Net realized
  gain (loss)                                       (2,687)              (2,871)

  Change in net unrealized
  gain (loss)                                       (1,249)               1,911

  Increase (decrease) in net
  assets from operations                            (4,015)              (1,093)

Capital share transactions *

  Shares sold                                        3,068                7,723

  Shares redeemed                                   (1,023)              (1,634)

  Redemption fees received                               3                    7

  Increase (decrease) in net
  assets from capital
  share transactions                                 2,048                6,096

Net Assets

Increase (decrease)
during period                                       (1,967)               5,003

Beginning of period                                 19,256               14,253

End of period                                   $   17,289           $   19,256
                                                --------------------------------
*Share information

  Shares sold                                          367                  881

  Shares redeemed                                     (128)                (184)

  Increase (decrease) in
  shares outstanding                                   239                  697


The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------

T. Rowe Price Tax-Efficient Multi-Cap Growth Fund
--------------------------------------------------------------------------------
Unaudited                                                        August 31, 2002


Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Tax-Efficient Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Tax-Efficient Multi-Cap Growth Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on December 29, 2000. The fund seeks to maximize after-tax growth of capital through investments primarily in common stocks.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Expenses Paid Indirectly Credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges.

     Redemption Fees A 1% fee is assessed on redemptions of fund shares held less than 2 years. Such fees are retained by the fund and have the primary effect of increasing paid-in capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At August 31, 2002, the value of loaned securities was $4,047,000; aggregate collateral consisted of $4,267,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $4,723,000 and $2,630,000, respectively, for the six months ended August 31, 2002.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of August 31, 2002.

     For tax purposes, the fund has elected to treat net capital losses realized between November 1 and February 28 of each year as occurring on the first day of the following tax year; consequently, $861,000 of realized losses recognized for financial reporting purposes in the fiscal year ended February 28, 2002, were recognized for tax purposes on March 1, 2002. Further, the fund intends to retain realized gains to the extent of available capital loss carryforwards. As of February 28, 2002, the fund had $2,152,000 of unused capital loss carryforwards, of which $142,000 expire in 2006, and $2,010,000 expire in 2010.

     At August 31, 2002, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $18,154,000. Net unrealized loss aggregated $371,000 at period-end, of which $1,628,000 related to appreciated investments and $1,999,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund's average daily net assets, and the fund's pro-rata share of a group fee. The group fee is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. The fund's portion of the group fee is determined by the ratio of its net assets to those of the group. At August 31, 2002, the effective annual group fee rate was 0.32%, and investment management fee payable totaled $2,000.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through 2004, which would cause the fund's ratio of total expenses to average net assets to exceed 1.25%. Thereafter, through February 28, 2006, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 1.25%. Pursuant to this agreement, $56,000 of management fees were not accrued by the fund for the six months ended August 31, 2002. At August 31, 2002, unaccrued fees and other expenses in the amount of $137,000 remain subject to reimbursement by the fund through February 28, 2004, and $56,000 through February 28, 2006.

     In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. Expenses incurred pursuant to these service agreements totaled $48,000 for the six months ended August 31, 2002, of which $8,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended August 31, 2002, totaled $1,000 and are reflected as interest income in the accompanying Statement of Operations.


T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------

     Investment Services and Information


     KNOWLEDGEABLE SERVICE REPRESENTATIVES

          By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

          In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.

     ACCOUNT SERVICES

          Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet.
          Address: www.troweprice.com.

          Automatic Investing. From your bank account or paycheck.

          Automatic Withdrawal. Scheduled, automatic redemptions.

          IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.

     BROKERAGE SERVICES *

          Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

     INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets. Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.

     * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.


T. Rowe Price Planning Tools and Services
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T. Rowe Price Retirement Services

     T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.

     PLANNING TOOLS AND SERVICES

     T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring.

     IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

     Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.

     INVESTMENT VEHICLES

     Individual Retirement Accounts (IRAs)

     No-Load Variable Annuities

     Small Business Retirement Plans

     * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Web Services
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     www.troweprice.com

     ACCOUNT INFORMATION

     Account Access allows you to access, in a secure environment, all of your
     T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

     AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure
     T. Rowe Price Account Access site.


     FINANCIAL TOOLS AND CALCULATORS

     College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

     Morningstar(registered trademark) Portfolio Tracker(servicemark). See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

     Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

     Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.


     INVESTMENT TRACKING AND INFORMATION

     My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

     Morningstar(registered trademark) Portfolio Watchlist(servicemark). Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

     Morningstar(registered trademark) Portfolio X-Ray(servicemark). This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.


T. Rowe Price College Planning
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     College Planning

          With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

          T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

          We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

          Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

          College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

          College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.


T. Rowe Price Advisory Services
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     Advisory Services

          If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

          The T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

          Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

          T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

          Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

          Morningstar(registered trademark) Clear Future(servicemark) Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.

          * Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.


T. Rowe Price Mutual Funds
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STOCK FUNDS

Domestic
Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock* Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond*


For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.


T. Rowe Price LOGO (registered trademark)
Invest With Confidence

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

         F136-051  8/31/02